Document and Entity Information	May 26, 2021
Cover [Abstract]
Entity Registrant Name	AMERICAN EAGLE OUTFITTERS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000919012
Document Period End Date	May 26, 2021
Entity Emerging Growth Company	false
Entity File Number	1-33338
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2721761
Entity Address, Address Line One	77 Hot Metal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203-2329
City Area Code	(412)
Local Phone Number	432-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AEO
Security Exchange Name	NYSE